Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS INCOME TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2015
Western Asset Mortgage Backed Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WESTERN ASSET MORTGAGE BACKED SECURITIES FUND
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks high current return.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

		You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds sold by Legg Mason Investor Services, LLC (“LMIS”), the fund’s distributor. More information about these and other discounts is available from your financial intermediary, in this Prospectus on page 22 under the heading “Sales charges” and in the fund’s statement of additional information (“SAI”) on page 74 under the heading “Sales Charge Waivers and Reductions.”
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2016
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 299% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	299.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within 18 months of their purchase, you will pay a contingent deferred sales charge of 1.00%.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds sold by Legg Mason Investor Services, LLC (“LMIS”), the fund’s distributor.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other expenses” for Class FI, Class R and Class IS shares are estimated for the current fiscal year. Actual expenses may differ from estimates.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
  You invest $10,000 in the fund for the time periods indicated
  Your investment has a 5% return each year and the fund’s operating expenses remain the same
  You reinvest all distributions and dividends without a sales charge
		Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of years you own your shares ($)
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Number of years you own your shares ($)
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the fund invests at least 80% of its assets in mortgage-backed securities. Mortgage-backed securities may be issued by government-sponsored entities such as the Federal National Mortgage Association (Fannie Mae) or the Federal Home Loan Mortgage Corporation (Freddie Mac) and by agencies of the U.S. government, such as the Government National Mortgage Association (Ginnie Mae). Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. These securities may or may not be backed by the full faith and credit of the U.S. government. Even when the U.S. government guarantees principal and interest payments on securities, this guarantee does not apply to losses resulting from declines in the market value of these securities. The fund may invest in government stripped mortgage-backed securities and other stripped securities. The fund may invest in securities of any maturity or duration, and the securities may have fixed, floating or variable rates. The fund may enter into dollar rolls (sometimes referred to as mortgage dollar rolls).

The fund focuses on securities rated investment grade (that is, securities rated in the Baa/BBB categories or above, or, if unrated, determined to be of comparable credit quality by the subadviser). The fund may invest up to 20% of its assets in securities rated below investment grade, or, if unrated, determined to be below investment grade by the subadviser.

Instead of, and/or in addition to, investing directly in particular securities, the fund may use instruments such as derivatives, including options, swaps, interest rate swaps, futures contracts, and other synthetic instruments that are intended to provide economic exposure to the securities or the issuer or to be used as a hedging technique. The fund may use one or more types of these instruments without limit. For additional information regarding derivatives, see “More on the fund’s investment strategies, investments and risks-Derivatives” in this Prospectus. These instruments are taken into account when determining compliance with the fund’s 80% policy.

		The fund may also engage in a variety of transactions using derivatives in order to change the investment characteristics of its portfolio (such as shortening or lengthening duration) and for other purposes.
Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. There is no assurance that the fund will meet its investment objective. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The fund may take temporary defensive positions; in such a case, the fund will not be pursuing its principal investment strategies. The following is a summary description of certain risks of investing in the fund.

Market and interest rate risk. The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment will go down. The value of your investment will generally go down when interest rates rise. Interest rates have been historically low, so the fund faces a heightened risk that interest rates may rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

Recent market events risk. The global financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities and unprecedented volatility in the markets. In response to the crisis, the U.S. government and the Federal Reserve, as well as certain foreign governments and their central banks have taken steps to support financial markets, including by keeping interest rates at historically low levels. More recently, the Federal Reserve has reduced its market support activities. Further reduction or withdrawal of this support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding could negatively affect financial markets generally as well as result in higher interest rates, increase market volatility and reduce the value and liquidity of certain securities.

This environment could make identifying investment risks and opportunities especially difficult for the subadviser, and whether or not the fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the fund’s investments may be negatively affected. In addition, policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Credit risk. If an issuer or guarantor of a security held by the fund or a counterparty to a financial contract with the fund defaults or is downgraded, or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of your investment will typically decline. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer and will be disproportionately affected by a default, downgrade or perceived decline in creditworthiness.

High yield (“junk”) bonds risk. High yield bonds are generally subject to greater credit risks than higher-grade bonds. High yield bonds are considered speculative, tend to be less liquid and are more difficult to value than higher grade securities. High yield bonds tend to be volatile and more susceptible to adverse events and negative sentiments and may be difficult to sell at a desired price, or at all, during periods of uncertainty or market turmoil.

Derivatives risk. Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates, currencies, or the derivatives themselves, behave in a way not anticipated by the fund. Using derivatives also can have a leveraging effect and increase fund volatility. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. Use of derivatives may have different tax consequences for the fund than an investment in the underlying security, and such differences may affect the amount, timing and character of income distributed to shareholders. The U.S. government is in the process of adopting and implementing regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make them more costly, may limit their availability, may disrupt markets or may otherwise adversely affect their value or performance.

Credit default swap contracts involve heightened risks and may result in losses to the fund. Credit default swaps may be illiquid and difficult to value, and they increase credit risk since the fund has exposure to both the issuer whose credit is the subject of the swap and the counterparty to the swap.

Mortgage-backed and asset-backed securities risk. When market interest rates increase, the market values of mortgage-backed securities decline. At the same time, however, mortgage refinancings and prepayments slow, which lengthens the effective duration of these securities. As a result, the negative effect of the interest rate increase on the market value of mortgage-backed securities is usually more pronounced than it is for other types of fixed income securities, potentially increasing the volatility of the fund. Conversely, when market interest rates decline, while the value of mortgage-backed securities may increase, the rate of prepayment of the underlying mortgages also tends to increase, which shortens the effective duration of these securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgage may decline in value and be insufficient, upon foreclosure, to repay the associated loan. Investments in asset-backed securities are subject to similar risks.

Leveraging risk. The value of your investment may be more volatile if the fund borrows or uses derivatives or other investments that have a leveraging effect on the fund’s portfolio. Other risks also will be compounded. This is because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the fund would otherwise have had. The fund may also have to sell assets at inopportune times to satisfy its obligations. The use of leverage is considered to be a speculative investment practice and may result in the loss of a substantial amount, and possibly all, of the fund’s assets.

Liquidity risk. Some assets held by the fund may be impossible or difficult to sell, particularly during times of market turmoil. These illiquid assets may also be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

Prepayment or call risk. Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the fund will not benefit from the rise in market price that normally accompanies a decline in interest rates, and will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. The fund may also lose any premium it paid on the security.

Extension risk. If interest rates rise, repayments of fixed income securities may occur more slowly than anticipated by the market. This may drive the prices of these securities down because their interest rates are lower than the current interest rate and they remain outstanding longer.

Valuation risk. The sales price the fund could receive for any particular portfolio investment may differ from the fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem fund shares on days when the fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the fund had not fair-valued the security or had used a different valuation methodology.

Risk of investing in fewer issuers. To the extent the fund invests its assets in a small number of issuers, the fund will be more susceptible to negative events affecting those issuers.

Portfolio selection risk. The value of your investment may decrease if the subadviser’s judgment about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, or about interest rates is incorrect.

		These risks are discussed in more detail later in this Prospectus or in the SAI.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Class A shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund’s performance with the average annual total returns of an index or other benchmark and an average. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The fund makes updated performance information, including its current net asset value, available at the fund’s website, http://www.leggmason.com/individualinvestors/prospectuses (click on the name of the fund), or by calling the fund at 1-877-721-1926.

The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.

		The fund changed its name and revised its principal investment strategy effective as of November 1, 2011. Certain performance information shown below reflects the performance of the fund prior to these changes.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the fund’s performance from year to year for Class A shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund’s performance with the average annual total returns of an index or other benchmark and an average.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-721-1926
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.leggmason.com/individualinvestors/prospectuses (click on the name of the fund)
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total returns (%) Before taxes
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Years ended December 31 Best Quarter (09/30/2009): 4.05 Worst Quarter (06/30/2007): (1.20)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) (for periods ended December 31, 2014)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class A shares will vary from returns shown for Class A shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class A shares will vary from returns shown for Class A shares.
Western Asset Mortgage Backed Securities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none	[1],[2]
Small account fee ($)	rr_MaximumAccountFee	15	[3]
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.20%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.95%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets		[4]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	0.95%
1 year	rr_ExpenseExampleYear01	518
3 years	rr_ExpenseExampleYear03	715
5 years	rr_ExpenseExampleYear05	929
10 years	rr_ExpenseExampleYear10	1,543
1 year	rr_ExpenseExampleNoRedemptionYear01	518
3 years	rr_ExpenseExampleNoRedemptionYear03	715
5 years	rr_ExpenseExampleNoRedemptionYear05	929
10 years	rr_ExpenseExampleNoRedemptionYear10	1,543
2005	rr_AnnualReturn2005	2.36%
2006	rr_AnnualReturn2006	3.98%
2007	rr_AnnualReturn2007	4.11%
2008	rr_AnnualReturn2008	1.14%
2009	rr_AnnualReturn2009	9.11%
2010	rr_AnnualReturn2010	9.42%
2011	rr_AnnualReturn2011	6.24%
2012	rr_AnnualReturn2012	7.77%
2013	rr_AnnualReturn2013	1.71%
2014	rr_AnnualReturn2014	6.46%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.05%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2007
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.20%)
1 year	rr_AverageAnnualReturnYear01	1.96%
5 years	rr_AverageAnnualReturnYear05	5.38%
10 years	rr_AverageAnnualReturnYear10	4.73%
Western Asset Mortgage Backed Securities Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	4.50%	[1]
Small account fee ($)	rr_MaximumAccountFee	15	[3]
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other expenses	rr_OtherExpensesOverAssets	0.53%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.78%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets		[4]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.78%
1 year	rr_ExpenseExampleYear01	631
3 years	rr_ExpenseExampleYear03	861
5 years	rr_ExpenseExampleYear05	1,065
10 years	rr_ExpenseExampleYear10	1,877
1 year	rr_ExpenseExampleNoRedemptionYear01	181
3 years	rr_ExpenseExampleNoRedemptionYear03	561
5 years	rr_ExpenseExampleNoRedemptionYear05	965
10 years	rr_ExpenseExampleNoRedemptionYear10	1,877
1 year	rr_AverageAnnualReturnYear01	1.09%
5 years	rr_AverageAnnualReturnYear05	5.40%
10 years	rr_AverageAnnualReturnYear10	4.68%
Western Asset Mortgage Backed Securities Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Small account fee ($)	rr_MaximumAccountFee	15	[3]
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.23%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.73%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets		[5]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.73%
1 year	rr_ExpenseExampleYear01	276
3 years	rr_ExpenseExampleYear03	546
5 years	rr_ExpenseExampleYear05	940
10 years	rr_ExpenseExampleYear10	2,042
1 year	rr_ExpenseExampleNoRedemptionYear01	176
3 years	rr_ExpenseExampleNoRedemptionYear03	546
5 years	rr_ExpenseExampleNoRedemptionYear05	940
10 years	rr_ExpenseExampleNoRedemptionYear10	2,042
1 year	rr_AverageAnnualReturnYear01	4.74%
5 years	rr_AverageAnnualReturnYear05		[4]
10 years	rr_AverageAnnualReturnYear10		[4]
Since inception	rr_AverageAnnualReturnSinceInception	3.88%
Inception date	rr_AverageAnnualReturnInceptionDate	Aug. 01, 2012
Western Asset Mortgage Backed Securities Fund | Class C1
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Small account fee ($)	rr_MaximumAccountFee	15	[3]
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.70%
Other expenses	rr_OtherExpensesOverAssets	0.29%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.49%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets		[4]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.49%
1 year	rr_ExpenseExampleYear01	252
3 years	rr_ExpenseExampleYear03	471
5 years	rr_ExpenseExampleYear05	813
10 years	rr_ExpenseExampleYear10	1,779
1 year	rr_ExpenseExampleNoRedemptionYear01	152
3 years	rr_ExpenseExampleNoRedemptionYear03	471
5 years	rr_ExpenseExampleNoRedemptionYear05	813
10 years	rr_ExpenseExampleNoRedemptionYear10	1,779
1 year	rr_AverageAnnualReturnYear01	4.89%
5 years	rr_AverageAnnualReturnYear05	5.70%
10 years	rr_AverageAnnualReturnYear10	4.61%
Western Asset Mortgage Backed Securities Fund | Class FI
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Small account fee ($)	rr_MaximumAccountFee	none	[3]
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.25%	[6]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.00%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[5]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	0.95%
1 year	rr_ExpenseExampleYear01	97
3 years	rr_ExpenseExampleYear03	313
5 years	rr_ExpenseExampleYear05	547
10 years	rr_ExpenseExampleYear10	1,219
1 year	rr_ExpenseExampleNoRedemptionYear01	97
3 years	rr_ExpenseExampleNoRedemptionYear03	313
5 years	rr_ExpenseExampleNoRedemptionYear05	547
10 years	rr_ExpenseExampleNoRedemptionYear10	1,219
Western Asset Mortgage Backed Securities Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Small account fee ($)	rr_MaximumAccountFee	none	[3]
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.25%	[6]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.25%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets		[5]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.25%
1 year	rr_ExpenseExampleYear01	127
3 years	rr_ExpenseExampleYear03	396
5 years	rr_ExpenseExampleYear05	686
10 years	rr_ExpenseExampleYear10	1,511
1 year	rr_ExpenseExampleNoRedemptionYear01	127
3 years	rr_ExpenseExampleNoRedemptionYear03	396
5 years	rr_ExpenseExampleNoRedemptionYear05	686
10 years	rr_ExpenseExampleNoRedemptionYear10	1,511
Western Asset Mortgage Backed Securities Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Small account fee ($)	rr_MaximumAccountFee	none	[3]
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.13%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.63%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets		[5]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	0.63%
1 year	rr_ExpenseExampleYear01	64
3 years	rr_ExpenseExampleYear03	201
5 years	rr_ExpenseExampleYear05	350
10 years	rr_ExpenseExampleYear10	786
1 year	rr_ExpenseExampleNoRedemptionYear01	64
3 years	rr_ExpenseExampleNoRedemptionYear03	201
5 years	rr_ExpenseExampleNoRedemptionYear05	350
10 years	rr_ExpenseExampleNoRedemptionYear10	786
1 year	rr_AverageAnnualReturnYear01	6.90%
5 years	rr_AverageAnnualReturnYear05	6.59%
10 years	rr_AverageAnnualReturnYear10	5.53%
Western Asset Mortgage Backed Securities Fund | Class IS
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Small account fee ($)	rr_MaximumAccountFee	none	[3]
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.05%	[6]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.55%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets		[5]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	0.55%
1 year	rr_ExpenseExampleYear01	56
3 years	rr_ExpenseExampleYear03	176
5 years	rr_ExpenseExampleYear05	307
10 years	rr_ExpenseExampleYear10	689
1 year	rr_ExpenseExampleNoRedemptionYear01	56
3 years	rr_ExpenseExampleNoRedemptionYear03	176
5 years	rr_ExpenseExampleNoRedemptionYear05	307
10 years	rr_ExpenseExampleNoRedemptionYear10	689
Western Asset Mortgage Backed Securities Fund | Class 1
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Small account fee ($)	rr_MaximumAccountFee	15	[3]
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.21%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.71%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets		[5]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	0.71%
1 year	rr_ExpenseExampleYear01	73
3 years	rr_ExpenseExampleYear03	228
5 years	rr_ExpenseExampleYear05	396
10 years	rr_ExpenseExampleYear10	882
1 year	rr_ExpenseExampleNoRedemptionYear01	73
3 years	rr_ExpenseExampleNoRedemptionYear03	228
5 years	rr_ExpenseExampleNoRedemptionYear05	396
10 years	rr_ExpenseExampleNoRedemptionYear10	882
1 year	rr_AverageAnnualReturnYear01	6.72%
5 years	rr_AverageAnnualReturnYear05	6.54%
10 years	rr_AverageAnnualReturnYear10	4.69%
Western Asset Mortgage Backed Securities Fund | Return after taxes on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	0.24%
5 years	rr_AverageAnnualReturnYear05	3.87%
10 years	rr_AverageAnnualReturnYear10	3.22%
Western Asset Mortgage Backed Securities Fund | Return after taxes on distributions and sale of fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	1.14%
5 years	rr_AverageAnnualReturnYear05	3.58%
10 years	rr_AverageAnnualReturnYear10	3.07%
Western Asset Mortgage Backed Securities Fund | Barclays U.S. Mortgage-Backed Securities Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	6.08%	[7]
5 years	rr_AverageAnnualReturnYear05	3.73%	[7]
10 years	rr_AverageAnnualReturnYear10	4.75%	[7]
Western Asset Mortgage Backed Securities Fund | Lipper U.S. Mortgage Funds Average (reflects fees and expenses but no deduction for sales charges or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	5.61%	[8]
5 years	rr_AverageAnnualReturnYear05	4.16%	[8]
10 years	rr_AverageAnnualReturnYear10	4.22%	[8]

[1]	Maximum deferred sales charge (load) may be reduced over time.
[2]	You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within 18 months of their purchase, you will pay a contingent deferred sales charge of 1.00%.
[3]	If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.
[4]	N/A
[5]	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 1.75% for Class C shares, 0.95% for Class FI shares, 1.25% for Class R shares, 0.70% for Class I shares and 0.60% for Class IS shares, subject to recapture as described below, and total annual operating expenses for Class 1 shares are not expected to exceed total annual operating expenses for Class A shares, subject to recapture as described below. In addition, total annual fund operating expenses for Class IS shares will not exceed total annual fund operating expenses for Class I shares, subject to recapture as described below. These arrangements cannot be terminated prior to December 31, 2016 without the Board of Trustees' consent. The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class' total annual operating expenses have fallen to a level below the limits described above.
[6]	"Other expenses" for Class FI, Class R and Class IS shares are estimated for the current fiscal year. Actual expenses may differ from estimates.
[7]	For Class C shares, for the period from the class' inception date to December 31, 2014, the average annual total return of the Barclays U.S. Mortgage-Backed Securities Index was 1.95%.
[8]	For Class C shares, for the period from July 31, 2012 to December 31, 2014, the average annual total return of the Lipper U.S. Mortgage Funds Average was 2.22%.